Fair value measurement (Tables)	3 Months Ended
Mar. 31, 2016
Fair value measurement
Schedule of fair value of financial assets by level

Our financial assets are as follows (in thousands):

	As of December 31, 2015
	Level I	Level II	Level III	Total
Financial assets:
Cash equivalents	$45,296	$—	$—	$45,296
Noncurrent asset	—	550	—	550
Total financial assets	$45,296	$550	$—	$45,846

	As of March 31, 2016
	Level I	Level II	Level III	Total
Financial assets:
Cash equivalents	$40,327	$—	$—	$40,327
Noncurrent asset	—	—	—	—
Total financial assets	$40,327	$—	$—	$40,327